UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Douglas C. Floren       Greenwich, Connecticut    August 12, 2005
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             41
                                               -------------
                                               $86,825
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Abgenix Inc                       Common Stock   00339B107   1,171   136,500 SH       sole                136,500
-----------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                    Common Stock   00826T108   1,618    30,000 SH       sole                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   3,567    59,000 SH       sole                 59,000
-----------------------------------------------------------------------------------------------------------------------------------
Amicas Inc                        Common Stock   001712108     951   210,000 SH       sole                210,000
-----------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc               Common Stock   04269X105   1,134   180,500 SH       sole                180,500
-----------------------------------------------------------------------------------------------------------------------------------
Caliper Life Sciences Inc         Common Stock   130872104   1,730   309,000 SH       sole                309,000
-----------------------------------------------------------------------------------------------------------------------------------
Casual Male Retail Grp Inc        Common Stock   148711104     219    30,000 SH       sole                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   2,547    64,000 SH       sole                 64,000
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc        Common Stock   229678107   1,712   130,000 SH       sole                130,000
-----------------------------------------------------------------------------------------------------------------------------------
Curagen Inc                       Common Stock   23126R101   1,902   370,000 SH       sole                370,000
-----------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101     211    54,000 SH       sole                 54,000
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific Intl Inc        Common Stock   338032204   4,154    64,000 SH       sole                 64,000
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  13,407   167,000 SH       sole                167,000
------------------------------------------------------------------------------------------------------------------------------------
Genitope Corp                     Common Stock   37229P507     275    22,000 SH       sole                 22,000
------------------------------------------------------------------------------------------------------------------------------------
Getty Images Inc                  Common Stock   374276103     208     2,800 SH       sole                  2,800
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103   1,320    30,000 SH       sole                 30,000
------------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108   6,253   540,000 SH       sole                540,000
------------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                      Common Stock   452327109   3,874   321,000 SH       sole                321,000
----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                   Common Stock   46185R100   4,623    55,500 SH       sole                 55,500
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104     644     9,900 SH       sole                  9,900
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts Inc              Common Stock   49460W208     210      3500 SH       sole                  3,500
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108   2,092    37,544 SH       sole                 37,544
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101     942   113,500 SH       sole                113,500
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106     505     9,751 SH       sole                  9,751
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   7,050   450,500 SH       sole                450,500
-----------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics               Common Stock   640268108   1,082    75,000 SH       sole                 75,000
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences Inc        Common Stock   64125C109   6,561   156,000 SH       sole                156,000
-----------------------------------------------------------------------------------------------------------------------------------
Nuvelo Inc                        Common Stock   67072M301     387    50,000 SH       sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Omnicell Inc                      Common Stock   68213N109   1,179   134,000 SH       sole                134,000
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103     470    11,500 SH       sole                 11,500
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                        Common Stock   717081103     408    14,796 SH       sole                 14,796
-----------------------------------------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals In      Common Stock   743187106     730    35,000 SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs Inc           Common Stock   74369L103   4,416   218,500 SH       sole                218,500
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi Aventis                    Sponsored ADR  80105N105   1,168    28,500 SH       sole                 28,500
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Sepracor Inc                      Common Stock   817315104   5,971    99,500 SH       sole                 99,500
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Sepracor Inc                      Common Stock   817315104     356       135 SH CALLS sole                    135
-----------------------------------------------------------------------------------------------------------------------------------
Sirna Therapeutics Inc            Common Stock   829669100     549   315,500 SH       sole                315,500
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Third Wave Technologies Inc       Common Stock   88428W108     523   133,000 SH       sole                133,000
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Virologic Inc                     Common Stock   92823R201     372   133,000 SH       sole                133,000
-----------------------------------------------------------------------------------------------------------------------------------
Valentis Inc                      Common Stock   91913E302     116    41,100 SH       sole                 41,100
-----------------------------------------------------------------------------------------------------------------------------------
Xenogen Corp                      Common Stock   98410R108     218    58,100 SH       sole                 58,100
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